Share Capital Authorized and Issued - Common Shares Information (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares, outstanding (in shares)	117,914,754	194,545,370
Common stock, shares, issued (in shares)	117,914,754	194,545,370